Financial Instruments - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Debt at beginning of year	$ 193,995	$ 236,238	$ 229,343
Proceeds from new debt instruments	43,765	93,620	48,748
Debt repayments	(53,025)	(131,446)	(89,792)
Foreign currency translation and accretion effects	(1,778)	(4,417)	47,939
Debt at end of year	$ 182,957	$ 193,995	$ 236,238